Shareholders' equity - Additional information (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions				12 Months Ended
	Apr. 26, 2023	Apr. 26, 2022	Oct. 29, 2021	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Class of Stock [Line Items]
Amounts available for distributions				¥ 1,425,642	¥ 1,315,738	¥ 1,232,753
Dividends on common stock per share				¥ 17	¥ 22	¥ 35
Cancellation of treasury stock						260,000,000
Repurchased shares of common stock				50,016,744	80,020,237	20,129
Minimum tradable quantity of share lot				100
Subsequent Event [Member]
Class of Stock [Line Items]
Share buyback program number of shares authorized to be repurchased	35,000,000
Share buyback program authorized amount	¥ 20,000
Aggregate number of stock to be cancelled	70,000,000
Estimated Stock cancellation date	Jun. 01, 2023
Minimum [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Share buyback program date	May 16, 2023
Maximum [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Share buyback program date	Mar. 29, 2024
Board of directors meeting held on October 29, 2021 [Member]
Class of Stock [Line Items]
Share buyback program number of shares authorized to be repurchased			80,000,000
Share buyback program authorized amount			¥ 50,000
Repurchased shares of common stock			80,000,000
Repurchased shares of common stock at cost			¥ 39,639
Board of directors meeting held on October 29, 2021 [Member] | Minimum [Member]
Class of Stock [Line Items]
Share buyback program date			Nov. 16, 2021
Board of directors meeting held on October 29, 2021 [Member] | Maximum [Member]
Class of Stock [Line Items]
Share buyback program date			Mar. 31, 2022
Board of directors meeting held on April 26, 2022 [Member]
Class of Stock [Line Items]
Share buyback program number of shares authorized to be repurchased		50,000,000
Share buyback program authorized amount		¥ 30,000
Repurchased shares of common stock		50,000,000
Repurchased shares of common stock at cost		¥ 24,719
Board of directors meeting held on April 26, 2022 [Member] | Minimum [Member]
Class of Stock [Line Items]
Share buyback program date		May 17, 2022
Board of directors meeting held on April 26, 2022 [Member] | Maximum [Member]
Class of Stock [Line Items]
Share buyback program date		Mar. 31, 2023